SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair value measurements (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023
Fair value measurements
Short-term investments	$ 28,090,382	$ 26,797,081
Level 2
Fair value measurements
Short-term investments	$ 28,090,382	$ 26,797,081